Investments (Additional Information Of Trust Preferred Securities With Credit Rating Below Investment Grade) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule of Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 370,315		$ 358,281
Securities available-for-sale, Estimated Fair Value	377,122		360,783
Held-to-maturity, Amortized Cost	13,454		23,458
Held-to-maturity Securities, Fair Value	13,861		23,423
P3 [Member]
Schedule of Investments [Line Items]
Other-than-temporary impairment losses	11,000		115,000
P4 [Member]
Schedule of Investments [Line Items]
Other-than-temporary impairment losses	565,000		240,000
Available-for-sale Securities [Member] | P1 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	1,115
Available-for-sale Securities, Amortized Cost	451
Securities available-for-sale, Estimated Fair Value	248
Difference	(203)	[1]
Lowest Credit Rating	Ca
# of issuers currently performing	12
Actual deferrals/defaults (as a % of original dollar)	22.80%
Expected deferrals/defaults (as a % of remaining of performing collateral)	17.10%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	33.30%	[3]
Available-for-sale Securities [Member] | P2 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	3,944
Available-for-sale Securities, Amortized Cost	1,197
Securities available-for-sale, Estimated Fair Value	871
Difference	(326)	[1]
Lowest Credit Rating	Ca
# of issuers currently performing	12
Actual deferrals/defaults (as a % of original dollar)	25.90%
Expected deferrals/defaults (as a % of remaining of performing collateral)	18.90%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	8.80%	[3]
Available-for-sale Securities [Member] | P3 [Member]
Schedule of Investments [Line Items]
Type	Pooled	[4]
Class	Mezz	[4]
Original Cost	2,962	[4]
Available-for-sale Securities, Amortized Cost	1,419	[4]
Securities available-for-sale, Estimated Fair Value	367	[4]
Difference	(1,052)	[1],[4]
Lowest Credit Rating	Caa3	[4]
# of issuers currently performing	22	[4]
Actual deferrals/defaults (as a % of original dollar)	24.50%	[4]
Expected deferrals/defaults (as a % of remaining of performing collateral)	8.20%	[2],[4]
Excess Subordination as a Percentage of Current Performing Collateral	12.30%	[3],[4]
Available-for-sale Securities [Member] | P4 [Member]
Schedule of Investments [Line Items]
Type	Pooled	[5]
Class	Mezz	[5]
Original Cost	4,060	[5]
Available-for-sale Securities, Amortized Cost	400	[5]
Securities available-for-sale, Estimated Fair Value	348	[5]
Difference	(52)	[1],[5]
Lowest Credit Rating	Ca	[5]
# of issuers currently performing	10	[5]
Actual deferrals/defaults (as a % of original dollar)	19.20%	[5]
Expected deferrals/defaults (as a % of remaining of performing collateral)	8.20%	[5],[6]
Excess Subordination as a Percentage of Current Performing Collateral	21.00%	[3],[5]
Available-for-sale Securities [Member] | P5 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	5,872
Available-for-sale Securities, Amortized Cost	826
Securities available-for-sale, Estimated Fair Value	376
Difference	(450)	[1]
Lowest Credit Rating	Ca
# of issuers currently performing	14
Actual deferrals/defaults (as a % of original dollar)	26.00%
Expected deferrals/defaults (as a % of remaining of performing collateral)	22.00%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	20.80%	[3]
Available-for-sale Securities [Member] | S1 [Member]
Schedule of Investments [Line Items]
Type	Single
Original Cost	261
Available-for-sale Securities, Amortized Cost	235
Securities available-for-sale, Estimated Fair Value	174
Difference	(61)	[1]
Lowest Credit Rating	NR
# of issuers currently performing	1
Available-for-sale Securities [Member] | S2 [Member]
Schedule of Investments [Line Items]
Type	Single
Original Cost	1,000
Available-for-sale Securities, Amortized Cost	1,000
Securities available-for-sale, Estimated Fair Value	1,018
Difference	18	[1]
Lowest Credit Rating	Ba3
# of issuers currently performing	1
Held-to-maturity Securities [Member] | P6 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	2,158
Held-to-maturity, Amortized Cost	255
Held-to-maturity Securities, Fair Value	496
Difference	241	[1]
Lowest Credit Rating	Ca
# of issuers currently performing	12
Actual deferrals/defaults (as a % of original dollar)	22.80%
Expected deferrals/defaults (as a % of remaining of performing collateral)	17.10%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	33.30%	[3]
Held-to-maturity Securities [Member] | P7 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	5,237
Held-to-maturity, Amortized Cost	1,075
Held-to-maturity Securities, Fair Value	1,161
Difference	86	[1]
Lowest Credit Rating	Ca
# of issuers currently performing	12
Actual deferrals/defaults (as a % of original dollar)	25.90%
Expected deferrals/defaults (as a % of remaining of performing collateral)	18.90%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	8.80%	[3]
Held-to-maturity Securities [Member] | S3 [Member]
Schedule of Investments [Line Items]
Type	Single
Original Cost	4,000
Held-to-maturity, Amortized Cost	4,000
Held-to-maturity Securities, Fair Value	4,000
Lowest Credit Rating	NR
# of issuers currently performing	1
Held-to-maturity Securities [Member] | S4 [Member]
Schedule of Investments [Line Items]
Type	Single
Original Cost	3,360
Held-to-maturity, Amortized Cost	3,094
Held-to-maturity Securities, Fair Value	3,090
Difference	(4)	[1]
Lowest Credit Rating	NR
# of issuers currently performing	1
Held-to-maturity Securities [Member] | S5 [Member]
Schedule of Investments [Line Items]
Type	Single
Original Cost	3,564
Held-to-maturity, Amortized Cost	3,531
Held-to-maturity Securities, Fair Value	3,586
Difference	$ 55	[1]
Lowest Credit Rating	NR
# of issuers currently performing	1

[1]	The differences noted consist of unrealized losses recorded at December 31, 2012 and noncredit other-than-temporary impairment losses recorded subsequent to April 1, 2009 that have not been reclassified as credit losses.
[2]	Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. This model for this security assumes that all collateral that is currently deferring will default with a zero recovery rate. The underlying issuers can cure, thus this bond could recover at a higher percentage upon default than zero.
[3]	Excess subordination is defined as the additional defaults/deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield." This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of current performing collateral" is the ratio of the "excess subordination amount" to current performing collateral—a higher percent means there is more excess subordination to absorb additional defaults/deferrals, and the better our security is protected from loss.
[4]	Other-than-temporary impairment losses of $11,000 were recognized during the year ended December 31, 2012. Other-than-temporary impairment losses of $115,000 were recognized during the year ended December 31, 2011.
[5]	Other-than-temporary impairment losses of $565,000 were recognized during the year ended December 31, 2012. Other-than-temporary impairment losses of $240,000 were recognized during the year ended December 31, 2011.
[6]	Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. The model for this security assumes that one of the banks that are currently deferring will cure. If additional underlying issuers cure, this bond could recover at a higher percentage.